Consolidated income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Profit or loss [abstract]
Net interest income		$ 15,100	$ 14,399	$ 13,777
– interest income		23,422	21,268	19,727
– interest expense		(8,322)	(6,869)	(5,950)
Net fee income		6,767	6,320	6,491
– fee income		8,469	7,947	7,906
– fee expense		(1,702)	(1,627)	(1,415)
Net income/(expense) from financial instruments held for trading or managed on a fair value basis	[1],[2]	4,883	4,194	4,232
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss10	[1]	(222)	1,337	1,499
Changes in fair value of long-term debt and related derivatives	[2]	(126)	(49)	204
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	[1]	345
Gains less losses from financial investments		124	459	691
Dividend income		41	57	49
Net insurance premium income		5,776	4,968	4,811
Other operating income/(expense)		359	(189)	526
Total operating income		33,047	31,496	32,280
Net insurance claims and benefits paid and movement in liabilities to policyholders		(5,760)	(6,217)	(6,114)
Net operating income before change in expected credit losses and other credit impairment charges		27,287	25,279	26,166
Loan impairment charges and other credit risk provisions		(407)	(1,106)	(663)
Net operating income		26,880	24,173	25,503
Employee compensation and benefits		(8,836)	(8,635)	(8,680)
General and administrative expenses		(7,767)	(8,807)	(6,900)
Depreciation and impairment of property, plant and equipment		(568)	(599)	(567)
Amortisation and impairment of intangible assets and goodwill		(378)	(400)	(296)
Total operating expenses		(17,549)	(18,441)	(16,443)
Operating profit		9,331	5,732	9,060
Share of profit in associates and joint ventures		1,381	1,192	1,183
Profit before tax		10,712	6,924	10,243
Tax expense		(2,296)	(3,093)	(2,195)
Profit for the period		8,416	3,831	8,048
Attributable to:
– ordinary shareholders of the parent company		7,173	2,684	6,999
– preference shareholders of the parent company		45	45	45
– other equity holders		530	559	466
– non-controlling interests		668	543	538
Profit for the period		$ 8,416	$ 3,831	$ 8,048
Basic earnings per ordinary share (in dollars per share)		$ 0.36	$ 0.13	$ 0.35
Diluted earnings per ordinary share (in dollars per share)		$ 0.36	$ 0.13	$ 0.35

[1]	10The classification and measurement requirements under IFRS 9, which was adopted from 1 January 2018, are based on an entity’s assessment of both the business model for managing the assets and the contractual cash flow characteristics of the assets. The standard contains a classification for items measured mandatorily at fair value through profit or loss as a residual category. Given its residual nature, the presentation of the income statement has been updated to separately present items in this category which are of a dissimilar nature or function, in line with IAS 1 ‘Presentation of financial statements’ requirements. Comparative data has been re-presented. There is no net impact on total operating income.
[2]	11Prior to 2018 foreign exchange exposure on some financial instruments designated at fair value was presented in the same line in the income statement as the underlying fair value movement on these instruments. In 2018 we have grouped the presentation of the entire effect of foreign exchange exposure in profit or loss and presented it within ‘net income from financial instruments held for trading or managed on a fair value basis’. Comparative data have been re-presented. There is no net impact on total operating income and the impact on ‘changes in fair value of long-term debt and related derivatives’ is $(276)m in 1H17 and $(241)m in 2H17.